Summary of Significant Accounting Policies (Details 2) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Summary of anti-dilutive securities
Total	12,850,765	7,801,359	12,883,890	4,455,588
Common stock warrants [Member]
Summary of anti-dilutive securities
Total	9,807,525	7,254,762	9,815,025	3,886,866
Restricted stock awards [Member]
Summary of anti-dilutive securities
Total		42,625		8,750
Common stock options [Member]
Summary of anti-dilutive securities
Total	3,043,240	503,972	3,068,865	559,972